Stock Incentive Plan - Summary of the Status of Outstanding RSU's (Details) - $ / shares	9 Months Ended	12 Months Ended
	Oct. 31, 2021	Jan. 31, 2021	Jan. 31, 2020
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Number of Shares, Beginning Balance	9,712,169	14,397,000	1,592,000
Number of Shares, Granted	2,181,077		13,969,000
Number of Shares, Vested	(2,430,871)		(909,000)
Number of Shares, Forfeited or expired	(1,257,920)		(255,000)
Number of Shares, Ending Balance	8,204,455	9,712,169	14,397,000
Weighted Average Grant Date Fair Value, Beginning Balance	$ 11.75	$ 1.62	$ 1.58
Weighted Average Grant Date Fair Value, Granted	12.85		1.63
Weighted Average Grant Date Fair Value, Vested	12.85		1.63
Weighted Average Grant Date Fair Value, Forfeited or expired	12.85		1.62
Weighted Average Grant Date Fair Value, Ending Balance	$ 11.55	$ 11.75	$ 1.62
Previously Reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Number of Shares, Beginning Balance	9,712,000	14,397,000
Number of Shares, Granted		2,029,000
Number of Shares, Vested		(5,090,000)
Number of Shares, Forfeited or expired		(1,624,000)
Number of Shares, Ending Balance		9,712,000	14,397,000
Weighted Average Grant Date Fair Value, Beginning Balance	$ 1.82	$ 1.62
Weighted Average Grant Date Fair Value, Granted		3.08
Weighted Average Grant Date Fair Value, Vested		1.70
Weighted Average Grant Date Fair Value, Forfeited or expired		2.06
Weighted Average Grant Date Fair Value, Ending Balance		$ 1.82	$ 1.62